Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Summary of goodwill

	2025 US$m	2024 US$m
Net book value
At 1 January	727	797
Adjustment on currency translation	76	(45)
Company no longer consolidated	–	(25)
Newly consolidated operations(a)	2,146	–
At 31 December	2,949	727
–cost	17,930	14,959
–accumulated impairment	(14,981)	(14,232)

At 1 January
–cost	14,959	16,237
–accumulated impairment	(14,232)	(15,440)
At 31 December, goodwill has been allocated as follows.

	2025 US$m	2024 US$m
Net book value
Lithium(a)	2,146	–
Richards Bay Minerals	412	364
Pilbara	334	310
Dampier Salt	57	53
Total	2,949	727
(a)Goodwill relates to the acquisition of Arcadium Lithium plc and has been allocated to the acquired business and our Rincon operation in Argentina. Refer to note 5 for further details.

Summary of key assumptions calculation of fair value less costs of disposal	The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding change in
FVLCD are set out below:

	2025 US$m	2024 US$m
5% increase in the titanium slag price	164	144
1% increase in the discount rate applied to post-tax cash flows	(147)	(135)
10% strengthening of the South African rand	201	232